Income Tax (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Deferred tax assets valuation of allowance		$ (71,722)	$ (19,906)
Increased deferred tax assets valuation of allowance		$ 51,816
Hong Kong [Member]
Statutory income tax rate	16.50%	16.50%
Malaysia [Member]
Deferred tax assets valuation of allowance			$ 19,906
Malaysia [Member] | Minimum [Member]
Statutory income tax rate	20.00%	20.00%
Malaysia [Member] | Maximum [Member]
Statutory income tax rate	25.00%	25.00%